BALANCE SHEET - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Mar. 31, 2021	Jan. 11, 2021
CURRENT ASSETS
Cash	$ 335,162	$ 687,581
Due from Related Party	68,591	68,591
Prepaid expenses and Other assets	332,125	286,687
Total current assets	735,878	1,042,859
Prepaid expenses- non current	119,726	191,429
Marketable securities held in Trust Account	125,013,199	125,002,997
TOTAL ASSETS	125,868,803	126,237,285
CURRENT LIABILITIES
Accounts payable	52,496	583,331
Total current liabilities	2,386,796	583,331
Deferred underwriting fee payable	4,375,000	4,375,000
Total liabilities	6,761,796	4,958,331
COMMITMENTS AND CONTINGENCIES (Note 6)
REDEEMABLE ORDINARY SHARES
Ordinary shares subject to possible redemption, $0.0001 par value, 12,500,000 shares at redemption value of $10.00 per share.	125,000,000	125,000,000	$ 125,000,000
SHAREHOLDERS' DEFICIT
Preferred shares, $0.0001 par value; 1,000,000 shares authorized; none issued or outstanding
Ordinary shares; $0.0001 par value; 100,000,000 shares authorized; 3,187,500 shares issued and outstanding (excluding 12,500,000 shares subject to possible redemption)	318	318
Accumulated deficit	(5,893,311)	(3,721,364)
Total Shareholders' Deficit	(5,892,993)	(3,721,046)	$ 13,366	$ 0
TOTAL LIABILITIES, REDEEMABLE ORDINARY SHARES, AND SHAREHOLDERS' DEFICIT	$ 125,868,803	$ 126,237,285